Security Deposits	11 Months Ended
Dec. 31, 2021
Deposit Assets Disclosure [Abstract]
Security Deposits
NOTE 7. SECURITY DEPOSITS
Security deposits as of December 31, 2021 are shown in the table below. No security deposits had been paid as of January 31, 2021.

December 31, 2021
Luminant Purchase and Sale Agreement collateral (see Note 9)	$3,063,020
Luminant Power Purchase Agreement Independent Collateral Amount (see Note 9)	6,276,902
Office lease security deposit	922,384
Other deposits	90,000

Total security deposits	$10,352,306